As filed with the U.S. Securities and Exchange Commission

on June 2, 2015

1933 Act File No. 333-125838
1940 Act File No. 811-21777

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 63
and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 65
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS III
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
 (617) 663-2999

JOHN J. DANELLO, ESQ.

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Class NAV shares of John Hancock International Growth Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 2nd day of June, 2015.

John Hancock Funds III

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	June 2, 2015
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	June 2, 2015
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	June 2, 2015
Charles L. Bardelis

/s/ James R. Boyle*	Trustee	June 2, 2015
James R. Boyle

/s/ Craig Bromley*	Trustee	June 2, 2015
Craig Bromley

/s/ Peter S. Burgess *	Trustee	June 2, 2015
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	June 2, 2015
William H. Cunningham

/s/ Grace K. Fey *	Trustee	June 2, 2015
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	June 2, 2015
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	June 2, 2015
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	June 2, 2015
Hassell H. McClellan

/s/ James M. Oates *	Trustee	June 2, 2015
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	June 2, 2015
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	June 2, 2015
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	June 2, 2015
Warren A. Thomson

*By: Power of Attorney
By: /s/ Ariel Ayanna
Ariel Ayanna Attorney-in-Fact
* Pursuant to Power of Attorney Filed with Post-Effective Amendment No. 59 to the Trust’s Registration Statement on March 13, 2015

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document